LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Changes in loans to senior officers and directors
Servicing loans for others	$ 4,900,000	$ 6,400,000
Senior Officers And Directors [Member]
Changes in loans to senior officers and directors
Balance at the beginning of the period	1,533,245	1,077,371
Additions	1,017,031	1,125,408
Repayments	(1,004,425)	(669,534)
Other changes	112,346
Balance at the end of the period	1,658,197	1,533,245
Single-family residential loans [Member]
Loans receivable
Charge-offs recognition period	180 days
Home Equity Lines of Credit [Member] | Senior Officers And Directors [Member]
Changes in loans to senior officers and directors
Loans, including undisbursed portion	809,000
Loans, disbursed portion	$ 106,000
Consumer Loan [Member]
Loans receivable
Charge-offs recognition period	120 days